Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 594,882	Royalties	Canada	snj:CA-QC	Abitibiwinni First Nation	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 2
	185,164	Taxes	Canada	snj:CA-QC	Eeyou Itschee James Bay Regional Government	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 3
	730	Fees	Canada	snj:CA-QC	Eeyou Itschee James Bay Regional Government	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 4
	129,942	Fees	Canada	snj:CA-QC	Finance Ministry Government of Quebec	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 5
	3,359,733	Taxes	Canada	snj:CA-QC	Revenue Ministry Government of Quebec	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 6
	490,400	Taxes	Canada		Keno Hill Reclamation Trust	Keno Hill Mine Project	Silver [Member]	Underground Mining
#: 7
	928,784	Fees	Mexico		Federal Treasury of Mining General Directorate	San Sebastian Project	Silver [Member]	Underground Mining
#: 8
	166,200	Fees	United States of America		United States of America Bureau of Land Management	Other - Fire Creek Project	Gold [Member]	Underground Mining
#: 9
	203,200	Fees	United States of America		United States of America Bureau of Land Management	Other - Hollister Project	Gold [Member]	Underground Mining
#: 10
	297,800	Fees	United States of America		United States of America Bureau of Land Management	Other - Midas Project	Gold [Member]	Underground Mining
#: 11
	190,200	Fees	United States of America		United States of America Bureau of Land Management	AC (NV) Project	Gold [Member]	Underground Mining
#: 12
	178,200	Fees	United States of America		United States of America Bureau of Land Management	Other - Libby Exploration Project	Copper And Silver [Member]	Underground Mining
#: 13
	140,800	Fees	United States of America		United States of America Bureau of Land Management	Other - Rio Grande Silver Project	Silver [Member]	Underground Mining
#: 14
	145,600	Fees	United States of America		United States of America Bureau of Land Management	Silver Valley Project	Silver [Member]	Underground Mining
#: 15
	$ 102,000	Fees	United States of America		United States of America Bureau of Land Management	Troy Mine Project	Silver [Member]	Underground Mining